UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                      WASHINGTON D.C. 20549
                            FORM 13F
                       FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
                              [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Mason Capital Partners
Address:       50 Congress St. Suite 843
          Boston, MA 02109

13F File Number: 028-10262

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Albert D. Mason
Title:    Chief Compliance Officer
Phone:    617-228-5190

Signature, Place, and Date of Signing:

/s/ Albert Mason    Boston, MA     February 11, 2009

Report Type (Check only one.):

[ X] 13F HOLDINGS REPORT.

[  ] 13F NOTICE.

[  ] 13F COMBINATION REPORT.

                      FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      130

Form 13F Information Table Value Total:      $2,631 (thousands)

List of Other Included Managers:

{None}

FORM 13F INFORMATION TABLE

			VALUE	SHARES/	SH/	INVSTMT
NAME OF ISSUER	TITLE OF CLASS	CUSIP	(x$1000)	PRN AMT	PRN	DSCRETN
------------------------------------------	--------------------	------------	----------	-------------	--------	--------

AMP NZ Office Trust	COM	609327903	1907	3262660	SH	Sole
Ainsworth Lumber Co.	COM	C01023206	14	18425	SH	Sole
Air Products & Chemicals Inc.	COM	009158106	3147	62595	SH	Sole
Alexandria Real Estate 8.375 Pfd C	PFD	015271406	662	33110	SH	Sole
Aptargroup, Inc	COM	038336103	1074	30475	SH	Sole
Automatic Data Processing Inc.	COM	053015103	5846	148610	SH	Sole
B & G Foods Inc.	COM	05508R205	3893	376170	SH	Sole
Banco Bilbao Vizcaya ADR	ADR	05946K101	1028	82298	SH	Sole
Bank of Ireland ADR	ADR	46267Q103	1	270	SH	Sole
Bemis Co. Inc.	COM	081437105	3887	164140	SH	Sole
Brady Corp.	PFD	104674106	939	39200	SH	Sole
Brandywine Realty Trust	COM	105368203	31	4020	SH	Sole
Brandywine Realty Trust 7.5 Pfd C	PFD	105368401	2160	166945	SH	Sole
Buckeye Partners LP	UNIT LTD PARTN	118230101	4664	144605	SH	Sole
CBL & Associates Inc. 7.75 Pfd C	PFD	124830506	981	122655	SH	Sole
CPL Resources PLC	COM	G4817M109	353	253695	SH	Sole
Cedar Shopping Centers 8.875 Pfd A	PFD	150602308	1475	106279	SH	Sole
Cherokee Inc.	COM	16444H102	765	44105	SH	Sole
ChinaEdu Corp.	COM	16945L107	972	198350	SH	Sole
Colgate-Palmolive Co.	COM	194162103	5536	80775	SH	Sole
Colonial Properties Trust	COM	195872106	1015	121815	SH	Sole
Colonial Properties Trust 8.125 Pfd D	PFD	195872403	1952	130240	SH	Sole
Cominar REIT	COM	199910100	3967	305670	SH	Sole
Commercial Vehicle Group Inc.	COM	202608105	0	450	SH	Sole
Corporate Office Prop. Trust 7.5 Pfd H	PFD	22002T603	1356	82570	SH	Sole
Digital Realty 7.875 Pfd B	PFD	253868301	1033	70485	SH	Sole
Digital Realty 8.5 Pfd A	PFD	253868202	576	36000	SH	Sole
Ecolab, Inc.	COM	278865100	977	27790	SH	Sole
Emerson Electric Co.	COM	291011104	579	15825	SH	Sole
Enel Societa Per Azioni Ords	COM	29265W207	3887	618375	SH	Sole
Energias de Portugal, SA ADR	ADR	268353109	3314	88450	SH	Sole
Enerplus Resources Fund Trust	COM	29274D604	1649	84215	SH	Sole
Enterprise Products Partners LP	UNIT LTD PARTN	293792107	2462	118770	SH	Sole
Euronet Worldwide, Inc.	COM	298736109	1320	113670	SH	Sole
Exxon Mobil Corp.	COM	30231G102	5567	69740	SH	Sole
Ferrellgas Partners LP	UNIT LTD PARTN	315293100	4434	302430	SH	Sole
First Industrial Realty Trust	COM	32054K103	300	39795	SH	Sole
First Industrial Realty Trust 7.25 Pfd J	PFD	32054K798	859	85905	SH	Sole
Fiserv Inc.	COM	337738108	4606	126640	SH	Sole
GMX Resources Inc. 9.25 Pfd B	PFD	38011M405	734	39780	SH	Sole
General Electric Co.	COM	369604103	2206	136145	SH	Sole
General Mills Inc.	COM	370334104	6425	105755	SH	Sole
Getty Realty Corp.	COM	374297109	3756	178360	SH	Sole
Gladstone Commercial Corp.	COM	376536108	1156	135990	SH	Sole
Gladstone Commercial Corp. 7.5 Pfd B	PFD	376536306	693	67009	SH	Sole
Gladstone Commercial Corp. 7.75 Pfd A	PFD	376536207	733	57487	SH	Sole
Global Partners LP	UNIT LTD PARTN	37946R109	1407	124435	SH	Sole
Graco, Inc.	COM	384109104	3807	160430	SH	Sole
Grainger, WW Inc.	COM	384802104	6407	81270	SH	Sole
Grontmij NV-CVA	COM	N37558199	2707	111218	SH	Sole
Heineken NV	COM	N39427211	839	27562	SH	Sole
Heineken NV ADR	ADR	423012202	2799	183905	SH	Sole
Highwood Properties 8 Pfd B	PFD	431284306	363	22704	SH	Sole
Hormel Foods Corp.	COM	440452100	4261	137085	SH	Sole
Hovnanian Enterprises Inc. 7.625 Pfd A	PFD	442487112	35	41220	SH	Sole
Huaneng Power ADR	ADR	443304100	3883	133075	SH	Sole
Impac Mortgage Holdings Inc. 9.375 Pfd B	PFD	45254P300	32	42700	SH	Sole
Infosys Technologies Ltd. ADR	ADR	456788108	2387	97165	SH	Sole
Irish Life & Permanent	COM	445525900	2	700	SH	Sole
Jacob Engineering Group	COM	469814107	1122	23335	SH	Sole
Johnson & Johnson	COM	478160104	4639	77535	SH	Sole
Kilroy Realty Corp. 7.8 Pfd E	PFD	49427F405	1682	103240	SH	Sole
Kimco Realty Corp. 7.75 Pfd G	PFD	49446R844	1281	71185	SH	Sole
Kinder Morgan Energy Partners	UNIT LTD PARTN	494550106	5577	121910	SH	Sole
Kinder Morgan Management	COM	49455U100	243	6069	SH	Sole
Kite Realty Group	COM	49803T102	2613	469955	SH	Sole
LBA Realty Fund II WBP Inc. 7.625 Pfd B	PFD	501777304	2412	267980	SH	Sole
Lakeview Hotel REIT	COM	512223108	140	199300	SH	Sole
Lakeview Hotel REIT	COM	512223306	185	262200	SH	Sole
Lanesborough REIT	COM	515555100	906	486175	SH	Sole
Lexington Realty Trust 8.05 Pfd B	PFD	529043200	592	55100	SH	Sole
Liberty Property Trust	COM	531172104	1734	75955	SH	Sole
Logitech International SA	COM	H50430232	3665	235245	SH	Sole
Mack-Cali Realty Corp.	COM	554489104	1785	72840	SH	Sole
Marathon Oil Corp.	COM	565849106	2319	84760	SH	Sole
Marshall & Ilsley Corp.	COM	571837103	1780	130474	SH	Sole
Mechel Open Joint Stock Co. ADR	ADR	583840103	742	185540	SH	Sole
Metavante Technologies Inc.	COM	591407101	808	50183	SH	Sole
Mettler-Toledo International, Inc.	COM	592688105	935	13865	SH	Sole
Monmouth REIT 7.625 Pfd A	PFD	609720206	15	1000	SH	Sole
Monmouth Real Estate Investment Corp.	COM	609720107	4388	626856	SH	Sole
NPB Cap Trust II 7.85 Pfd	PFD	62935R209	378	19660	SH	Sole
Narrowstep Inc.	COM	631082203	0	1000	SH	Sole
Norfolk & Southern Corp.	COM	655844108	5395	114655	SH	Sole
Novartis AG ADR	ADR	66987V109	5264	105795	SH	Sole
Old Second Cap Trust I 7.8 Pfd	PFD	680280104	882	106866	SH	Sole
Omnicom Group	COM	681919106	3145	116815	SH	Sole
Oneok Partners LP	UNIT LTD PARTN	68268N103	5160	113290	SH	Sole
PS Business Parks Inc. 7.375 Pfd O	PFD	69360J750	1715	100905	SH	Sole
Parker Hannafin	COM	701094104	2	50	SH	Sole
Patriot Coal Corp.	COM	70336T104	378	60446	SH	Sole
Peabody Energy Corp.	COM	704549104	2900	127475	SH	Sole
Pembina Pipeline Income Fund	COM	706329109	12	1000	SH	Sole
Pengrowth Energy Trust	COM	706902509	454	59645	SH	Sole
Penn Virginia Resources LP	UNIT LTD PARTN	707884102	2590	227770	SH	Sole
Penn West Energy Trust	COM	707885109	1435	129055	SH	Sole
Pepco Holdings Inc.	COM	713291102	4	198	SH	Sole
PetroChina Ltd. ADS	ADR	71646E100	2272	25535	SH	Sole
Plains All American Pipeline LP	UNIT LTD PARTN	726503105	1848	53265	SH	Sole
Praxair, Inc.	COM	74005P104	3434	57850	SH	Sole
Primaris Retail REIT	COM	74157U109	2055	237100	SH	Sole
Progress Energy Trust	COM	74326T108	7	1000	SH	Sole
Prosperity Bancshares Inc.	COM	743606105	4058	137155	SH	Sole
Puget Energy Inc.	COM	745310102	3123	114519	SH	Sole
Ramco Gershenson Properties Trust	COM	751452202	546	88425	SH	Sole
Realty Income Corp. 6.75 Pfd E	PFD	756109708	2178	124820	SH	Sole
Rostelecom Long Distance ADR	ADR	778529107	3107	56000	SH	Sole
SNC-Lavalin Group Inc.	COM	78460T105	3993	124190	SH	Sole
Sanofi-Aventis ADR	ADR	80105N105	2963	92145	SH	Sole
Sasol Ltd. ADR	ADR	803866300	2945	97085	SH	Sole
Saul Centers 8 Pfd A	PFD	804395200	1439	93550	SH	Sole
Scottish RE Group 7.25 Pfd	PFD	G73537402	71	83100	SH	Sole
Sonic Automotive Inc	COM	83545G102	1	280	SH	Sole
St. Gobain	COM	738048909	2975	63715	SH	Sole
State Street Corp.	COM	857477103	2099	53365	SH	Sole
Sterling Bank Cap Trust III 8.3 Pfd	PFD	85915Q206	99	6200	SH	Sole
Sunoco Logistics Partners LP	UNIT LTD PARTN	86764L108	5578	123580	SH	Sole
TC Pipelines LP	UNIT LTD PARTN	87233Q108	4053	174330	SH	Sole
Toronto Dominion Bank	COM	891160509	3477	96946	SH	Sole
Total SA ADR	ADR	89151E109	4675	84530	SH	Sole
Tristar Oil & Gas Ltd.	COM	89677E104	26	2791	SH	Sole
Tullow Oil PLC	COM	015008907	4289	452380	SH	Sole
UMH Properties Inc.	COM	903002103	354	59505	SH	Sole
Urstadt Biddle Properties A	COM	917286205	1541	96705	SH	Sole
Urstadt Biddle Properties B	COM	917286106	352	24700	SH	Sole
Urstadt Biddle Properties Inc. 7.5 Pfd D	PFD	917286502	1599	86655	SH	Sole
Vornado Realty Trust 6.625 Pfd I	PFD	929042877	1546	80245	SH	Sole
Vornado Realty Trust 6.75 Pfd H	PFD	929042885	272	16870	SH	Sole
Weingarten Realty Investors	COM	948741103	2406	116280	SH	Sole
Zion Cap Trust 8 Pfd B	PFD	989703202	612	27800	SH	Sole
